Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 01, 2014
Entity Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2014
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Scout Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBMX
Scout Small Cap Fund (Prospectus Summary) | Scout Small Cap Fund | Scout Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBHX